INCOME TAX	12 Months Ended
Dec. 31, 2019
INCOME TAX
INCOME TAX

11.INCOME TAX

Income taxes of the Group's Russia-incorporated entities have been calculated in accordance with Russian legislation and are based on the taxable profit for the period. The corporate income tax rate in Russia is 20%. The withholding tax rate on dividends paid within Russia is 13%. The foreign subsidiaries of the Group pay withholding taxes in their respective jurisdictions. Deferred tax assets and liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases of assets and liabilities that will result in future taxable or deductible amounts. The deferred tax assets and liabilities are measured using the enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.

Significant components of income tax expense were as follows;

	2019	2018	2017
Current income tax charge	20,759	19,215	19,760
Prior period tax adjustments	(90)	(133)	673
Total current income tax	20,669	19,082	20,433
Deferred tax	(4,919)	(3,687)	(2,653)
Income tax expense on continuing operations	15,750	15,395	17,780

Income tax expense on continuing operations excludes the amounts from the discontinued operations of RUB 2,018 million, RUB 1,575 million and RUB 1,197 million for the years ended December 31, 2019, 2018 and 2017, respectively, which have been included in profit / (loss) from discontinued operations in the accompanying consolidated statements of profit or loss (Note 10).

The statutory income tax rates in jurisdictions in which the Group operates for 2019, 2018 and 2017 were as follows: Russia and Armenia – 20%, Turkmenistan – 8%, Czech Republic - 19%. The Russian statutory income tax rate of 20% reconciled to the Group’s effective income tax rate for the years ended December 31, 2019, 2018 and 2017 as follows:

	2019	2018	2017
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	2.2	0.9	1.8
Prior periods tax effects	(0.1)	(0.2)	0.9
Different tax rate of foreign subsidiaries	(0.4)	(0.2)	0.2
Earnings distribution from subsidiaries	2.0	(0.5)	1.0
Change in fair value of derivative financial instruments	0.2	—	0.5
Derecognition of deferred tax assets	(0.5)	0.1	0.7
Other	0.2	(0.1)	0.7
Effective income tax rate	23.6%	20.0%	25.8%

The Group reported the following deferred income tax assets and liabilities in the consolidated statement of financial position:

	2019	2018
Deferred tax assets	9,975	11,190
Deferred tax liabilities	(17,866)	(24,439)
Net deferred tax liabilities	(7,891)	(13,249)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2019 were as follows:

			Recognised
		Recognised	in other
	December 31,	in profit /	comprehensive	Effect of	Effect of	December 31,
	2018	loss	income	acquisitions	disposals	2019
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(16,238)	(1,168)	42	57	(647)	(17,954)
Other intangible assets	(6,080)	(448)	2	(5)	(33)	(6,564)
Potential distributions from/ to Group’s subsidiaries/ associates	(4,019)	(462)	135	—	1,916	(2,430)
Licenses	(1,917)	154	24	—	—	(1,739)
Customer base	(706)	159	—	(29)	—	(576)
Capitalization of cost to obtain and fulfill contracts	(1,321)	(148)	(1)	—	22	(1,448)
Accrued expenses for services, write-down of inventories and allowance for ECL	9,891	2,154	18	—	(506)	11,557
Right-of-use assets and lease obligations	2,564	1,024	6	—	(74)	3,520
Loss carryforward	4,256	275	—	103	—	4,634
Provision for investment in Delta Bank in Ukraine	367	—	26	—	(393)	—
Contract liabilities	954	192	(6)	—	90	1,230
Debt modification	(1,075)	642	—	—	—	(433)
Hedge and other	75	2,172	58	—	7	2,312
Net deferred tax liability	(13,249)	4,546	304	126	382	(7,891)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2018 were as follows:

		Adjustment on		Recognised in
		initial application		other
	December 31,	of new IFRS	Recognised in	comprehensive	Effect of	December 31,
	2017	standards	profit / loss	income	acquisitions	2018
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(18,921)	1,632	513	143	395	(16,238)
Other intangible assets	(7,454)	—	1,218	9	147	(6,080)
Potential distributions from/ to Group’s subsidiaries/ associates	(4,043)	—	418	(394)	—	(4,019)
Licenses	(1,994)	—	148	(71)	—	(1,917)
Customer base	(536)	—	279	—	(449)	(706)
Capitalization of cost to obtain and fulfill contracts	—	(1,290)	(31)	—	—	(1,321)
Accrued expenses for services, write-down of inventories and allowance for ECL	8,547	142	(823)	93	1,932	9,891
Right-of-use assets and lease obligations	2,363	(1,632)	1,833	—	—	2,564
Loss carryforward	2,143	—	1,362	—	751	4,256
Provision for investment in Delta Bank in Ukraine	601	—	(319)	85	—	367
Contract liabilities	562	717	(340)	15	—	954
Debt modification	—	(597)	(478)	—	—	(1,075)
Hedge and other	504	—	(1,001)	16	556	75
Net deferred tax liability	(18,228)	(1,028)	2,779	(104)	3,332	(13,249)

The Group recognizes deferred income tax on future dividend distributions from foreign subsidiaries and associates which are based on the cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations.

The Group recognizes deferred tax assets in respect of tax losses carried forward to the extent that realization of tax losses against future taxable profit is probable. Deferred tax assets related to tax losses of the Group’s subsidiaries are recognized according to the fact that certain tax planning opportunities are available to these subsidiaries that will create taxable profit in the period in which the unused tax losses can be utilized. The amount of the deferred tax asset considered realizable, however, could be remeasured if estimates of future taxable income are changed.

Federal law 401-FZ dated November 30, 2016 cancelled the time limit of prior periods’ tax losses carryforward, which had been previously restricted to 10 years. Furthermore, the law specified that for the years 2017-2020 prior periods’ tax losses carried forward should not exeed 50% of the tax base.

Unused tax losses, for which deferred tax assets were not recognized in the consolidated statements of financial position as of December 31, 2019 and 2018 amounted to RUB 41,816 million and RUB 42,271 million, respectively.

The Group accrued RUB 825 million and RUB 850 million as of December 31, 2019 and 2018, respectively, as a component of income tax payable in relation to uncertain income tax positions.

A provision is recognised for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable.